Accounts receivable (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable
Gross accounts receivable	CAD 885	CAD 937
Allowance for doubtful accounts	(7)	(9)
Net accounts receivable	878	928
Freight [Member]
Accounts receivable
Gross accounts receivable	705	777
Non Freight [Member]
Accounts receivable
Gross accounts receivable	CAD 180	CAD 160